(Loss) Earnings Per Share	12 Months Ended
Aug. 31, 2025
(Loss) Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE

19. (LOSS) EARNINGS PER SHARE

Basic (loss) earnings per share is calculated on the basis of weighted average outstanding ordinary shares. For years ended August 31, 2025, 2024 and 2023, there were no dilutive shares and hence no dilutive EPS.

The following table sets forth the computation of the Group’s basic and diluted (loss) earnings per share

	For the years ended August 31,
	2025		2024		2023
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Numerator:
Allocation of net (loss) income between Class A and Class B Ordinary Shares	(829,445)	(1,599,988)	439,899	879,798	N/A	(1,085,777)
Denominator:
Weighted average number of ordinary shares – Basic and diluted*	6,220,888	12,000,000	6,000,000	12,000,000	—	12,000,000

(Loss) earnings per share – Basic and diluted*	(0.13)	(0.13)	0.07	0.07	N/A	(0.09)
*	Retroactively restated for effect of share recapitalization (Note 1)